LOANS RECEIVABLE (Loans Credit) (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable, Net	$ 123,851	$ 144,112
Notes receivable, Percentage	100.00%	100.00%
Pass [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable, Net	$ 121,931	$ 144,908
Notes receivable, Percentage	96.00%	97.20%
Special attention [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable, Net	$ 1,383	$ 763
Notes receivable, Percentage	1.00%	0.50%
Non-performing [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable, Net	$ 4,366	$ 3,357
Notes receivable, Percentage	3.00%	2.30%